Fees Summary	Jun. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 143,000
Previously Paid Amount	0.00
Total Fee Amount	21.89
Total Offset Amount	0.00
Net Fee	21.89
Narrative - Max Aggregate Offering Price	$ 143,000
Final Prospectus	true